Note 4 - Property and Equipment, Net	12 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(4)	Property and Equipment, Net

Property and equipment, net as of
October 31,
2016
and
2015
consists of the following:

	October 31,
	2016	2015
Land	$3,144,068	$3,144,068
Building and improvements	8,140,933	8,127,015
Machinery and equipment	25,769,804	25,081,678
Furniture and fixtures	903,067	909,715
Construction in progress	1,588,815	1,292,235
Total property and equipment, at cost	39,546,687	38,554,711
Less accumulated amortization and depreciation	(26,147,529)	(24,650,792)
Property and equipment, net	$13,399,158	$13,903,919